Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity-based awards to our employees or other service providers, including stock options or similar awards, that include an exercise price related to the market price of our common stock on the date of grant or that are settled in shares of our common stock. During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
We do not grant equity-based awards to our employees or other service providers, including stock options or similar awards, that include an exercise price related to the market price of our common stock on the date of grant or that are settled in shares of our common stock. During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false